N-4	May 01, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	PLAIC Variable Annuity Account S
Entity Central Index Key	0001817260
Entity Investment Company Type	N-4
Document Period End Date	May 01, 2023
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]

In the "FUND APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT" section of the Updating Summary Prospectus and Prospectus the following fund information is removed and replaced by the following:

Asset Allocation	Portfolio Company – Investment Adviser;	Current	Average Annual Total Returns (as of 12/31/2022)			SecurePay Life Rider Allocation Investment
Type	Sub-Adviser(s), as applicable	Expenses	1 Year	5 Year	10 Year	Category(2)
U.S. Equity	Royce Capital Small-Cap Portfolio – Service Class(3)	1.40%	-9.41%	3.16%	6.07%	4

If you have any questions regarding this Supplement, please contact your investment professional or us toll free at 1-800-456-6330. Please keep this Supplement for future reference.

Portfolio Companies [Table Text Block]
Asset Allocation	Portfolio Company – Investment Adviser;	Current	Average Annual Total Returns (as of 12/31/2022)			SecurePay Life Rider Allocation Investment
Type	Sub-Adviser(s), as applicable	Expenses	1 Year	5 Year	10 Year	Category(2)
U.S. Equity	Royce Capital Small-Cap Portfolio – Service Class(3)	1.40%	-9.41%	3.16%	6.07%	4

Royce Capital Small-Cap Portfolio – Service Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	Royce Capital Small-Cap Portfolio – Service Class
Current Expenses [Percent]	1.40%
Average Annual Total Returns, 1 Year [Percent]	(9.41%)
Average Annual Total Returns, 5 Years [Percent]	3.16%
Average Annual Total Returns, 10 Years [Percent]	6.07%